Note 4 - Environmental and Reclamation Activities (Details) - Accrued Reclamation and Closure Cost Liability Activity (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Reclamation and Closure Cost Liability Activity [Abstract]
Balance	$ 153,811	$ 318,797	$ 131,201
Accruals for estimated costs	4,325	7,869	196,067
Revision of estimated cash flows due to changes in reclamation plans	(3,738)
Payment of reclamation obligations	(41,183)	(172,855)	(8,471)
Balance	$ 113,215	$ 153,811	$ 318,797